Exhibit 99.1-1

Schedule 1 - Total Exception Summary

Category	Tested Securitization Population	# of Exceptions in Sample Population	Missing Document	# of HECMs with an Exception	% of Sample HECM Population with Exceptions
Data Integrity - MIP Rate	402	1	0	1	0.249%
Data Integrity - Current UPB	402	0	0	0	0.000%
Data Integrity - Current Interest Rate	402	6	0	6	1.493%
Data Integrity - Marketable Title Date	4	0	0	0	0.000%
Data Integrity - Loan Status	402	7	0	7	1.741%
Data Integrity - Maximum Claim Amount	402	0	0	0	0.000%
Data Integrity - Called Due Date	265	1	1	2	0.755%
Data Integrity - UPB at Called Due Date	264	6	2	8	3.030%
Data Integrity - Original Note Rate	402	0	0	0	0.000%
Data Integrity - Margin (for adjustable rate loans)	120	0	0	0	0.000%
Data Integrity - Index (for adjustable rate loans)	120	0	0	0	0.000%
Data Integrity - Debenture Interest Rate	402	0	0	0	0.000%
Data Integrity - Foreclosure First Legal Date	138	19	13	32	23.188%
Data Integrity - Closing Date	402	2	0	2	0.498%
Data Integrity - Amortization Type	402	0	0	0	0.000%
Data Integrity - FHA Case Number	402	0	0	0	0.000%
Data Integrity - Original Principal Limit	402	5	0	5	1.244%
FHA Insurance	2671	0	0	0	0.000%
Valuation Integrity	402	6	0	6	1.493%
Borrower's Age	402	0	6	6	1.493%
Property Preservation Invoice Integrity	209	14	43	57	27.273%
Tax and Insurance Invoice Integrity	287	2	127	129	44.948%
Other Invoice Integrity	354	0	140	140	39.548%
BPO Ordered	393	0	7	7	1.781%